UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5227

Name of Fund: BlackRock Apex Municipal Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                               Face
State                        Amount    Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.1%              $ 1,000    Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of
                                       America-Jefferson Smurfit Corp. Project), 8% due 4/01/2009                        $   1,002
                              1,255    Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                       Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A,
                                       5.875% due 8/01/2036                                                                  1,278
----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.1%                 2,000    Alaska Industrial Development and Expert Authority Revenue Bonds (Williams
                                       Lynxs Alaska Cargoport), AMT, 8% due 5/01/2023                                        2,141
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.4%                  900    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                       Schools Project 1), Series A, 6.625% due 7/01/2020                                      917
                                 55    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                       Project), Series A, 5.875% due 11/01/2008                                                55
                                 20    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                       Project), Series A, 6% due 11/01/2010                                                    20
                              1,020    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                       Project), Series A, 6.75% due 5/01/2031                                               1,054
                              2,950    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                                       West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                 3,003
                              1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                       Project), Series E, 7.25% due 7/01/2031                                               1,113
                                500    Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai
                                       Regional Medical Center), Series A, 6% due 8/01/2033                                    539
----------------------------------------------------------------------------------------------------------------------------------
California - 2.6%             1,800    California State, GO, 5% due 2/01/2014 (a)                                            1,945
                              1,300    California State, Various Purpose, GO, 5.25% due 11/01/2025                           1,392
                              1,000    Fontana, California, Special Tax, Refunding (Community Facilities District
                                       Number 22 - Sierra), 6% due 9/01/2034                                                 1,066
                                865    Golden State Tobacco Securitization Corporation, California Tobacco Settlement
                                       Revenue Refunding Bonds Series A-1, 5.125% due 6/01/2047                                857
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.2%                 450    Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian
                                       Living Communities Project), Series A, 5.75% due 1/01/2026                              473
                              2,800    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                       Fee), Series A, 7.30% due 9/01/2022                                                   2,975
                              1,235    North Range Metropolitan District Number 1, Colorado, GO, 7.25%
                                       due 12/15/2011 (a)                                                                    1,400
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
EDA      Economic Development Authority
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
VRDN     Variable Rate Demand Notes

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                               Face
State                        Amount    Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 2,000    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                       (Public Improvement Fees), 8% due 12/01/2025                                      $   2,221
                                500    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                       (Public Improvement Fees), 8.125% due 12/01/2025                                        504
                                830    Southlands, Colorado, Medical District, GO (Metropolitan District Number 1),
                                       7.125% due 12/01/2034                                                                   921
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.3%              490    Connecticut State Development Authority, Airport Facility Revenue Bonds
                                       (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                                        589
----------------------------------------------------------------------------------------------------------------------------------
Florida - 8.8%                  800    Capital Projects Finance Authority, Florida, Continuing Care Retirement
                                       Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2012 (a)               948
                                840    Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds,
                                       Series A, 5% due 6/01/2038                                                              857
                                850    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                       (Adventist Health System), Series C, 5.25% due 11/15/2036                               898
                              2,500    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                       Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                                  2,713
                                755    Lakewood Ranch, Florida, Community Development District Number 5, Special
                                       Assessment Revenue Refunding Bonds, Series A, 6.70% due 5/01/2031                       805
                              1,810    Lee County, Florida IDA, IDR (Lee Charter Foundation), Series A, 5.375%
                                       due 6/15/2037                                                                         1,832
                              1,500    Midtown Miami, Florida, Community Development District, Special Assessment
                                       Revenue Bonds, Series A, 6% due 5/01/2024                                             1,615
                              1,350    Midtown Miami, Florida, Community Development District, Special Assessment
                                       Revenue Bonds, Series A, 6.25% due 5/01/2037                                          1,467
                              1,555    Orlando, Florida, Urban Community Development District, Capital Improvement
                                       Special Assessment Bonds, Series A, 6.95% due 5/01/2033                               1,675
                              2,140    Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028          2,176
                              2,515    Tampa Palms, Florida, Open Space and Transportation Community Development
                                       District Revenue Bonds, Capital Improvement (Richmond Place Project), 7.50%
                                       due 5/01/2018                                                                         2,571
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.2%                2,000    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                       due 12/01/2024                                                                        2,214
                                410    Atlanta, Georgia, Tax Allocation Bonds (Eastside Project), Series B, 5.40%
                                       due 1/01/2020                                                                           423
                                495    Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50%
                                       due 1/01/2031                                                                           506
                                830    Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                       Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                       7.125% due 1/01/2025                                                                    808
                              1,185    Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                       Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                       7.25% due 1/01/2035                                                                   1,157
                              1,580    Fulton County, Georgia, Development Authority, PCR (General Motors
                                       Corporation), Refunding, VRDN, 7.50% due 4/01/2010 (e)                                1,580

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                               Face
State                        Amount    Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                            $   690    Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                       Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2027                $     709
                                830    Savannah, Georgia, EDA, First Mortgage Revenue Bonds (Marshes of Skidaway),
                                       Series A, 7.40% due 1/01/2034                                                           907
----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%                  1,470    Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                                       Corporation), Series A, 7.75% due 11/15/2016                                          1,549
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.6%               1,845    Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes
                                       Project), 7% due 12/30/2022                                                           1,944
                              3,000    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                       Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                3,042
                              2,605    Illinois Development Finance Authority Revenue Bonds (Primary Health Care
                                       Centers Facilities Acquisition Program), 7.75% due 12/01/2016                         2,667
                              2,050    Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                                       Series A, 6.125% due 5/15/2038                                                        2,151
                                430    Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                       Project), Series A, 6% due 5/15/2037                                                    458
                                490    Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                       Program), 6.60% due 7/01/2024                                                           513
                                755    Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                                       (Sedgebrook Project), 6.25% due 3/01/2034                                               805
                              2,400    Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                                       (Conference Center and Hotel), Series A-1, 7.125% due 1/01/2036                       2,581
                                265    Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN,
                                       7.50% due 12/01/2012 (e)                                                                265
                                760    Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                       Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                      774
----------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.4%                  820    Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District
                                       Tax Allocation Bonds, 5.25% due 2/01/2031                                               871
----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.7%                   2,720    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                       Initiatives Project), 9.25% due 7/01/2011 (a)                                         3,318
----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%                 1,230    Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding
                                       Bonds (General Motors Corporation Project), 6% due 6/01/2025                          1,248
----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.7%              1,300    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                       Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036          1,370
----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%                    840    Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                       Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                              846
----------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.0%                 385    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B,
                                       5.875% due 9/01/2039                                                                    409
                                620    Howard County, Maryland, Retirement Community Revenue Refunding Bonds
                                       (Vantage House Facility), Series B, 5.25% due 4/01/2037                                 633

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                               Face
State                        Amount    Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 1,500    Maryland State Energy Financing Administration, Limited Obligation Revenue
                                       Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                    $   1,498
                              1,000    Maryland State Health and Higher Educational Facilities Authority Revenue
                                       Bonds (King Farm Presbyterian Community), Series A, 5.25% due 1/01/2027               1,028
                                410    Maryland State Health and Higher Educational Facilities Authority Revenue
                                       Bonds (Washington Christian Academy), 5.50% due 7/01/2038                               421
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.5%          1,845    Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                       (Overlook Communities Inc.), Series A, 6.25% due 7/01/2034                            1,927
                              1,245    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                       (Eastern Nazarene College), 5.625% due 4/01/2019                                      1,278
                                850    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                       (Jordan Hospital), Series E, 6.75% due 10/01/2033                                       935
                              1,245    Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028        1,268
                                500    Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds (Milton Hospital), Series, 5.50% due 7/01/2016                          510
                              1,000    Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer Facility
                                       (Resource Control Composting), AMT, 9.25% due 6/01/2010                               1,006
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.3%               1,150    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                       (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                     1,219
                              1,260    Monroe County, Michigan, Hospital Finance Authority, Hospital Revenue
                                       Refunding Bonds (Mercy Memorial Hospital Corporation), 5.50% due 6/01/2035            1,326
----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.7%              1,230    Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding Bonds
                                       (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2008 (a)                        1,323
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.2%               1,155    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                       (Gravois Bluffs), 7% due 10/01/2011 (a)                                               1,320
                              1,000    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                       (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                 1,060
----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%                   430    Clark County, Nevada, Improvement District Number 142, Special Assessment
                                       Bonds, 6.375% due 8/01/2023                                                             445
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 1.6%            835    New Hampshire Health and Education Facilities Authority, Hospital Revenue
                                       Bonds (Catholic Medical Center), 5% due 7/01/2036                                       858
                              2,185    New Hampshire State Business Finance Authority, Solid Waste Disposal Revenue
                                       Bonds (Waste Management Inc. Project), 5.20% due 5/01/2027                            2,265
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 13.1%            6,000    Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                       Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010       6,084
                              2,170    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                      2,283

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                               Face
State                        Amount    Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 1,500    New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%
                                       due 10/01/2014                                                                    $   1,551
                              1,000    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                       Facility), Series A, 7.25% due 11/15/2011 (a)                                         1,151
                              3,700    New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                       Series A, 8.125% due 11/15/2010 (a)                                                   4,264
                              3,050    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                       Project), AMT, 6.625% due 9/15/2012                                                   3,269
                              1,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                       Project), AMT, 6.25% due 9/15/2029                                                    1,034
                              1,870    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                       Valley Hospital Association), 6.625% due 7/01/2036                                    1,946
                              2,760    New Jersey State Transportation Trust Fund Authority, Transportation System
                                       Revenue Bonds, Series C, 5.05% due 12/15/2035 (b)(f)                                    771
                              1,075    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                       Bonds, 7% due 6/01/2013 (a)                                                           1,266
                              1,245    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                       Bonds, 5.75% due 6/01/2032                                                            1,332
                              1,270    Tobacco Settlement Financing Corporation of New Jersey, Series 1A, 5%
                                       due 6/01/2041                                                                         1,237
----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.6%             5,000    Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San
                                       Juan Project), Series A, 6.95% due 10/01/2020                                         5,151
----------------------------------------------------------------------------------------------------------------------------------
New York - 4.1%               1,000    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                       Hospital), Series B, 7.50% due 3/01/2029                                              1,112
                              1,890    Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                       Series A, 6% due 11/15/2036                                                           2,016
                                350    New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                                       6.80% due 6/01/2028                                                                     384
                                830    New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                       Facility Pooled Program), Series C-1, 6.50% due 7/01/2024                               866
                              1,730    New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                       Airways Plc Project), AMT, 7.625% due 12/01/2032                                      1,934
                                630    New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                                       Project), Series A, 6.125% due 2/15/2019                                                663
                              1,180    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                       Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034               1,266
----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.7%           250    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                       Revenue Refunding Bonds (Salemtowne Project), 5.10% due 10/01/2030                      254
                              1,000    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                       Revenue Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2013 (a)             1,154
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                               Face
State                        Amount    Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 7.1%         $   250    Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding Bonds
                                       (Residential Resources Inc. Project), 5.125% due 9/01/2031                        $     258
                              1,160    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's
                                       Choice Inc.), Series A, 6.125% due 1/01/2025                                          1,234
                              1,750    Chester County, Pennsylvania, Health and Education Facilities Authority,
                                       Senior Living Revenue Refunding Bonds (Jenners Pond Inc. Project), 7.625%
                                       due 7/01/2012 (a)                                                                     2,086
                                600    Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
                                       University of Science), Series B, 6% due 9/01/2036                                      624
                              1,825    Montgomery County, Pennsylvania, Higher Education and Health Authority Revenue
                                       Bonds (Faulkeways at Gwynedd Project), 6.75% due 11/15/2009 (a)                       1,981
                              1,700    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing
                                       Care Project), 6.25% due 2/01/2035                                                    1,799
                              1,600    Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A,
                                       7.50% due 1/01/2025                                                                   1,751
                              4,460    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                       due 12/01/2017                                                                        4,470
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%           1,750    Central Falls, Rhode Island,  Detention Facility Corporation, Detention
                                       Facility, Revenue Refunding Bonds, 7.25% due 7/15/2035                                1,966
----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.7%         1,100    Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                       Appreciation Revenue Bonds, Senior-Series B, 6.50% due 1/01/2009 (f)                    983
                              1,075    Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                       Appreciation Revenue Bonds, Senior-Series B, 7.969% due 1/01/2014 (f)                   638
                              5,715    South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                       Refunding Bonds, AMT, Series A-2, 5.15% due 7/01/2037 (b)                             5,884
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.1%              5,000    Knox County, Tennessee, Health, Educational and Housing Facilities Board,
                                       Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.03%
                                       due 1/01/2037 (f)                                                                     1,127
                                245    Shelby County, Tennessee,  Health, Educational and Housing Facilities Board
                                       Revenue Bonds (Germantown Village), 6.25% due 12/01/2034                                223
                              1,800    Shelby County, Tennessee,  Health, Educational and Housing Facilities Board
                                       Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                    1,826
                              2,980    Sullivan County, Tennessee, Health, Educational & Housing Facilities Board,
                                       Hospital Revenue Bonds (Wellmont Health System Project), Series C, 5.25%
                                       due 9/01/2036                                                                         3,122
----------------------------------------------------------------------------------------------------------------------------------
Texas - 7.0%                  1,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                       First Tier, Series A, 6.70% due 1/01/2011 (a)                                         1,103
                              2,530    Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                       Series A, 7.70% due 4/01/2033                                                         2,877
                              1,220    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                       Project), Series B, 7.75% due 12/01/2018                                              1,283

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                               Face
State                        Amount    Municipal Bonds                                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                            $ 2,275    Dallas-Fort Worth, Texas, International Airport Facilities Improvement
                                       Corporation Revenue Bonds (American Airlines, Inc.), AMT, 7.25% due 11/01/2030    $   2,275
                                655    HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A,
                                       5.625% due 11/01/2026                                                                   678
                              1,000    Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                       Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125%
                                       due 2/15/2034                                                                         1,116
                                875    Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                       Bonds (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035                    913
                              2,310    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                       (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                     2,428
                              1,330    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                       Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                       due 11/01/2031                                                                        1,360
----------------------------------------------------------------------------------------------------------------------------------
Utah - 1.1%                   2,240    Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                                       Environmental), AMT, Series A, 7.45% due 7/01/2017                                    2,299
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.8%               2,450    Dulles Town Center, Virginia, Community Development Authority, Special
                                       Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026                      2,535
                                310    Farms of New Kent, Virginia, Community Development  Authority, Special
                                       Assessment Bonds, Series C, 5.80% due 3/01/2036                                         312
                                725    Suffolk, Virginia, IDA, Retirement Facilities, Revenue Refunding Bonds (Lake
                                       Prince Center), 5.15% due 9/01/2024                                                     738
----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%             1,200    Washington State Housing Financing Commission, Nonprofit Revenue Bonds
                                       (Skyline at First Hill Project), Series A, 5.625% due 1/01/2038                       1,231
----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%          1,125    Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                                       Association Inc. Project), 6.20% due 5/01/2013                                        1,126
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%              1,320    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                                       Castle Place Project), Series A, 7% due 12/01/2031                                    1,378
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.7%              815    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                       Revenue Refunding Bonds, Series M, 5% due 7/01/2046                                     849
                              2,500    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                                       Revenue Bonds, Series B, 5% due 7/01/2041                                             2,592
----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin                   2,100    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 1.2%                         (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                     2,364
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Municipal Bonds (Cost - $183,557) - 98.5%                                     196,874
----------------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held    Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                              1,600    Merrill Lynch Institutional Tax-Exempt Fund, 3.51% (c)(d)                             1,600
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities (Cost - $1,600) - 0.8%                                    1,600
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $185,157*) - 99.3%                                        198,474

                                       Other Assets Less Liabilities - 0.7%                                                  1,497
                                                                                                                         ---------
                                       Net Assets - 100.0%                                                               $ 199,971
                                                                                                                         =========

BlackRock Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 185,138
                                                                      =========
      Gross unrealized appreciation                                   $  13,391
      Gross unrealized depreciation                                         (55)
                                                                      ---------
      Net unrealized appreciation                                     $  13,336
                                                                      =========

(a)   Prerefunded.
(b)   AMBAC Insured.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund           499           $49
      --------------------------------------------------------------------------

(d)   Represents the current yield as of March 31, 2007.
(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(f) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Apex Municipal Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Apex Municipal Fund, Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Apex Municipal Fund, Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Apex Municipal Fund, Inc.

Date: May 21, 2007